Securities - Gross Unrealized Losses and Fair Value of Related Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	$ 12,875	$ 28,288
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	38	23
Held to maturity, 12 Months or More, Fair Value	21,084	42,370
Held to maturity, 12 Months or More, Gross Unrealized Losses	301	588
Held to maturity, Total, Fair Value	33,959	70,658
Held to maturity, Total, Gross Unrealized Losses	339	611
Debt Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	10,759	7,995
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	29	5
Held to maturity, 12 Months or More, Fair Value		9,988
Held to maturity, 12 Months or More, Gross Unrealized Losses		12
Held to maturity, Total, Fair Value	10,759	17,983
Held to maturity, Total, Gross Unrealized Losses	29	17
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	4,979	4,996
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	21	4
Held to maturity, 12 Months or More, Fair Value		9,988
Held to maturity, 12 Months or More, Gross Unrealized Losses		12
Held to maturity, Total, Fair Value	4,979	14,984
Held to maturity, Total, Gross Unrealized Losses	21	16
Debt Securities [Member] | Corporate Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	4,993
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	7
Held to maturity, Total, Fair Value	4,993
Held to maturity, Total, Gross Unrealized Losses	7
Debt Securities [Member] | Municipal Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	787	2,999
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	1	1
Held to maturity, Total, Fair Value	787	2,999
Held to maturity, Total, Gross Unrealized Losses	1	1
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	2,116	20,293
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	9	18
Held to maturity, 12 Months or More, Fair Value	21,084	32,382
Held to maturity, 12 Months or More, Gross Unrealized Losses	301	576
Held to maturity, Total, Fair Value	23,200	52,675
Held to maturity, Total, Gross Unrealized Losses	310	594
Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Held to maturity, 12 Months or More, Fair Value	3,925	8,364
Held to maturity, 12 Months or More, Gross Unrealized Losses	45	132
Held to maturity, Total, Fair Value	3,925	8,364
Held to maturity, Total, Gross Unrealized Losses	45	132
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	2,116	20,293
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	9	18
Held to maturity, 12 Months or More, Fair Value	15,913	22,524
Held to maturity, 12 Months or More, Gross Unrealized Losses	226	395
Held to maturity, Total, Fair Value	18,029	42,817
Held to maturity, Total, Gross Unrealized Losses	235	413
Mortgage-Backed Securities [Member] | Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, 12 Months or More, Fair Value	1,246	1,494
Held to maturity, 12 Months or More, Gross Unrealized Losses	30	49
Held to maturity, Total, Fair Value	1,246	1,494
Held to maturity, Total, Gross Unrealized Losses	$ 30	$ 49